Supplemental Information (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Supplemental Information [Abstract]
Foreign currency losses (gains), net		$ 1,700		$ 500		$ 6,300		$ (2,600)		$ (5,867)		$ 1,054		$ 1,884
Restructuring charges, net		2,800	[1]	3,000	[1]	4,900	[1]	15,400	[1]	32,898	[2]	4,735	[2]	5,878	[2]
Environmental remediation expenses	[3]	0		0		900		0		5,570		0		0
Stock-based compensation expense	[4]	9,800		0		166,000		0
Other, net		3,100		8,900		8,600		13,300		16,017		14,884		16,375
Total other operating expense, net		17,400		$ 12,400		186,700		$ 26,100		48,618		20,673		64,260
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized										$ 7,800		$ 2,400		$ 0
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized		7,800				69,200
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized		$ 2,000				$ 96,800

[1]	See Note 3 "Restructuring."
[2]	See Note 4 "Restructuring."
[3]	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.
[4]	Represents stock-based compensation expense recognized for stock options outstanding for the three months and nine months ended September 30, 2017 of $7.8 million and $69.2 million, respectively, and DSUs granted to employees at the date of the initial public offering for the three months and nine months ended September 30, 2017 of $2.0 million and $96.8 million, respectively. See Note 9 "Stock-Based Compensation".